Fair value of financial assets and liabilities_Financial liabilities by category (Details)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	[1]	₩ 2,282,686,000,000		$ 2,051,115,000	₩ 0
Financial assets at fair value through profit or loss in accordance with IAS 39	[1]	0		0	3,427,909,000,000
Financial liabilities at amortized cost		315,120,128,000,000			291,313,599,000,000
Derivative liabilities for hedging		51,408,000,000		$ 46,193,000	67,754,000,000
Total		317,454,222,000,000			294,809,262,000,000
Deposits due to customer
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL		27,058,000,000
Financial assets at fair value through profit or loss in accordance with IAS 39					25,964,000,000
Financial liabilities at amortized cost		248,690,939,000,000			234,695,084,000,000
Derivative liabilities for hedging		0
Total		248,717,997,000,000			234,721,048,000,000
Borrowings
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL		164,767,000,000
Financial assets at fair value through profit or loss in accordance with IAS 39					160,057,000,000
Financial liabilities at amortized cost		16,202,986,000,000			14,784,706,000,000
Derivative liabilities for hedging		0
Total		16,367,753,000,000			14,944,763,000,000
Debentures
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL		0
Financial assets at fair value through profit or loss in accordance with IAS 39					91,739,000,000
Financial liabilities at amortized cost		28,735,862,000,000			27,869,651,000,000
Derivative liabilities for hedging		0
Total		28,735,862,000,000			27,961,390,000,000
Derivatives (for trading)
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL		2,090,861,000,000
Financial assets at fair value through profit or loss in accordance with IAS 39					3,150,149,000,000
Financial liabilities at amortized cost		0
Derivative liabilities for hedging		51,408,000,000			67,754,000,000
Total		2,142,269,000,000			3,217,903,000,000
Other financial liabilities
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL		0			0
Financial liabilities at amortized cost		21,490,341,000,000	[2]		13,964,158,000,000	[3]
Derivative liabilities for hedging		0
Total		21,490,341,000,000	[2]		13,964,158,000,000	[3]
Provision for financial guarantee contract		₩ 47,817,000,000	[2]		₩ 71,697,000,000	[3]

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.
[2]	Other financial liabilities include 47,817 million Won of financial guarantee liabilities measured at amortized cost included in provisions.
[3]	Other financial liabilities include 71,697 million Won of financial guarantee liabilities measured at amortized cost included in provisions.